LOANS PAYABLE	12 Months Ended
Dec. 31, 2021
Loan Payable [Abstract]
LOANS PAYABLE [Text Block]

8.           LOANS PAYABLE

	Convertible loan facility	Other loans	Total
As at May 31, 2019	$-	$2,146,124	$2,146,124
Additions	5,367,275	-	5,367,275
Allocation of conversion feature	(2,133,352)	-	(2,133,352)
Interest expense	647,466	53,545	701,011
Repayments	(357,819)	(2,146,575)	(2,504,394)
Currency translation adjustments	-	(53,094)	(53,094)
As at May 31, 2020	$3,523,570	$-	$3,523,570
Additions	3,833,768	-	3,833,768
Allocation of conversion feature	(955,703)	-	(955,703)
Conversion	(3,603,128)	-	(3,603,128)
Interest expense	424,104	-	424,104
Interest payments	(219,164)	-	(219,164)
Foreign exchange adjustments	59,259	-	59,259
As at December 31, 2020	$3,062,706	$-	$3,062,706
Additions	6,383,148	5,000,000	11,383,148
Allocation of conversion feature	(1,209,507)	-	(1,209,507)
Conversion	(3,185,626)	-	(3,185,626)
Interest expense	768,508	49,863	818,371
Interest payments	(376,428)	-	(376,428)
Foreign exchange adjustments	21,980	-	21,980
As at December 31, 2021	$5,464,781	$5,049,863	$10,514,644

Convertible Loan Facility

In March 2019, the Company entered into a convertible loan facility (the "Loan Facility") of C$12.0 million with Beedie Capital ("Beedie") to fund acquisitions of new royalties and streams. The Loan Facility consisted an initial advance of C$7.0 million, with the remaining C$5.0 million available for subsequent advances in minimum tranches of C$1.3 million. The facility carried an interest rate of 8.0% on amount advanced and 2.5% on standby funds available, with the principal repayment due on April 21, 2023. Per the Loan Facility, at the option of Beedie, principal outstanding could be converted into common shares of the Company at a conversion price of C$5.56 per share. In August 2019, the Company drew down the initial advance of $5.4 million (C$7.0 million) (the "First Drawdown"), of which $3.2 million was allocated to the liability portion and the residual value of $2.1 million was allocated to the conversion feature as equity and a deferred tax liability of $0.6 million related to the taxable temporary difference arising from the equity portion of the convertible loan was recognized in equity reserves. The effective interest rate on the liability was 23.5% per annum, with an expected life of four years.

On August 6, 2020, the Company completed an amendment with Beedie on its Loan Facility (the "Loan Amendment"). As part of the Loan Amendment: (i) Beedie converted C$6.0 million of the First Drawdown; (ii) the Company drew down the remaining undrawn C$5.0 million available from the Loan Facility and the conversion price of C$9.90 per share; (iii) the Loan Facility was increased by an aggregate C$20.0 million. All future advances will have a minimum amount of C$2.5 million and each advance will have its own conversion price based on a 20% premium to the 30-day VWAP of the Company's shares on the date of such advance; (iv) if for a period of 30 consecutive trading days the 30-day VWAP is at a 50% premium above any or all of the conversion prices, the Company may elect to convert the principal amount outstanding under the Loan Facility at the respective conversion prices; and (v) the standby fee on all undrawn funds available under the Loan Facility will bear an interest rate of 1.5%.

In August 2020, the Company drew down $3.8 million (C$5.0 million) (the "Second Drawdown"), at a conversion price of C$9.90 per share, from the Amended Loan Facility of which $2.8 million was allocated to the liability portion and the residual value of $1.0 million was allocated to the conversion feature as equity reserves. A deferred tax liability of $0.3 million related to the taxable temporary difference arising from the equity portion of the convertible loan was recognized as an offset in equity reserves. The effective interest rate on the liability portion was 20.0% per annum, with an expected life of approximately three years.

In August 2020, as per the terms of the Loan Amendment, Beedie converted C$6.0 million of the First Drawdown at a conversion price of C$5.56 per share for a total of 1,079,136 common shares of the Company. Upon conversion the Company derecognized $3.1 million from the liability, and $1.8 million from equity reserves and transferred $4.9 million to share capital. The Company also recorded a deferred income tax expense of $0.4 million with an offset to equity reserves to unwind a portion of the deferred taxes that were recognized in August 2019 upon the First Drawdown.

Following this conversion and draw down, under the Loan Facility and the Loan Amendment (together the "Amended Loan Facility") the Company had C$1.0 million outstanding with a conversion price of C$5.56 from the First Drawdown, C$5.0 million outstanding with a conversion price of C$9.90 per share from the Second Drawdown, and had C$20.0 million available under the Amended Loan Facility with the conversion price to be determined on the date of any future advances.

In October 2020, Beedie converted the remaining C$1.0 million from the First Drawdown at a conversion price of C$5.56 per share for a total of 179,856 common shares of the Company. Upon conversion the Company derecognized $0.5 million from the liability, and $0.3 million from equity reserves and transferred $0.8 million to share capital. The Company also recorded a deferred income tax expense of $0.2 million with an offset to equity reserves to unwind a portion of the deferred taxes that were recognized in August 2019 upon the First Drawdown.

In March 2021, the Company drew down $4.0 million (C$5.0 million) (the "Third Drawdown"), at a conversion price of C$14.30 per share, from the Amended Loan Facility of which $3.2 million was allocated to the liability portion and the residual value of $0.8 million was allocated to the conversion feature as equity reserves. A deferred tax liability of $0.2 million related to the taxable temporary difference arising from the equity portion of the convertible loan was recognized as an offset in equity reserves. The effective interest rate on the liability portion was 20.0% per annum, with an expected life of approximately two years.

In March 2021, as per the terms of the Loan Amendment, Beedie converted the entire C$5.0 million from the Second Drawdown at a conversion price of C$9.90 per share for a total of 505,050 common shares of the Company. Upon conversion the Company derecognized $3.1 million from the liability, and $1.0 million from equity reserves and transferred $4.1 million to share capital. The Company also recorded a deferred income tax expense of $0.3 million with an offset to equity reserves to unwind the deferred taxes that were recognized in August 2020 upon the Second Drawdown.

In October 2021, the Company drew down $2.4 million (C$3.0 million) (the "Fourth Drawdown"), at a conversion price of C$11.16 per share, from the Amended Loan Facility of which $2.0 million was allocated to the liability portion and the residual value of $0.4 million was allocated to the conversion feature as equity reserves. A deferred tax liability of $0.1 million related to the taxable temporary difference arising from the equity portion of the convertible loan was recognized as an offset in equity reserves. The effective interest rate on the liability portion was 20.0% per annum, with an expected life of approximately one and a half years.

As at December 31, 2021, the Company had C$5.0 million outstanding with a conversion price of C$14.30 per share from the Third Drawdown, C$3.0 million outstanding with a conversion price of C$11.16 per share from the Fourth Drawdown, and had C$12.0 million available under the Amended Loan Facility with the conversion price to be determined on the date of any future advances.

For the twelve months ended December 31, 2021, the Company recognized finance charges of $181,970 (December 31, 2020 - $187,680; May 31, 2020 - $334,410), related to costs associated with the Amended Loan Facility, including standby fees on the undrawn portion of the Amended Loan Facility, as well as set up and other associated costs.

Other Loans

In connection with the Castle Mountain acquisition in October 2021 (Note 4), the Company entered into a $5.0 million loan agreement with the arm's length seller bearing interest at a rate of 4.0% per annum until fully repaid. As per the terms of the agreement the principal amount and any accrued interest will be repaid no later than twenty months from the closing date of the acquisition.